Supplementary Balance Sheet Information - Schedule of Accrued Expenses And Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
Inventory purchases		$ 3,289,000	$ 3,813,000
Professional fees		6,124,000	2,617,000
Technology costs		2,104	0
Deferred revenue		0	733,000
Other		479,000	301,000
Total accrued and other current liabilities	$ 10,537,000	$ 11,996,000	$ 7,464,000